UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                 REPORT FOR THE QUARTER ENDED SEPTEMBER 30, 2009

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor, New York, New York 10022

Form 13F File Number: 28-12219
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:  Spencer M. Waxman
Title: Managing Member
Phone: (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
--------------------------------
New York, New York
November 9, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                       1

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         $132,551 (in thousands)

List of Other Included Managers:

No.                    Name                       Form 13F File Number
---                    ----                       --------------------

01      Shannon River Capital Management, LLC           28-12497

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC                                                     (SEC USE ONLY)
Name of Manager No. 1: Shannon River Capital Management, LLC

      Column 1:            Column 2:   Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

   Name of Issuer          Title of     CUSIP    Fair Market  Shares or   SH/   Put/  Investment   Other        Voting Authority
                             Class      Number      Value     Principal   PRN   Call  discretion  Managers
                                                    (in        Amount
                                                 thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole    Shared   None
Abovenet Inc.                 COM      00374N107     1,950       40,000    SH           OTHER        01   1,950,000
Accelrys Inc.                 COM      00430U103     1,450      250,000    SH           OTHER        01   1,450,000
Actividentity Corp            COM      00506P103     1,030      371,700    SH           OTHER        01   1,030,000
Activision Blizzard Inc.      COM      00507V109     1,859      150,000    SH           OTHER        01   1,859,000
Answers Corp.                 COM      03662X100       394       43,235    SH           OTHER        01     394,000
Cavium Networks, Inc.         COM      14965A101     6,012      280,000    SH           OTHER        01   6,012,000
Dolan Media Company           COM      25659P402     4,796      400,000    SH           OTHER        01   4,796,000
Ehealth, Inc.                 COM      28238P109     1,451      100,000    SH           OTHER        01   1,451,000
Elong, Inc.                 ADR COM    290138205       328       34,000    SH           OTHER        01     328,000
Entegris, Inc.                COM      29362U104     2,970      600,000    SH           OTHER        01   2,970,000
F5 Networks Inc               COM      315616102     5,945      150,000    SH           OTHER        01   5,945,000
Gaylord Entertainment Co.     COM      367905106     2,010      100,000    SH           OTHER        01   2,010,000
Hollywood Media Corp.         COM      436233100     4,717    3,123,860    SH           OTHER        01   4,717,000
IMAX Corporation              COM      45245E109     1,259      133,800    SH           OTHER        01   1,259,000
Information Services          WTS      45675Y112        11      104,800    SH   CALL    OTHER        01      11,000
  Group
Interactive Brokers           COM      45841N107     4,669      235,000    SH           OTHER        01   4,669,000
  Group, Inc.
Internet Brands, Inc.     COM CLASS A  460608102     5,046      632,300    SH           OTHER        01   5,046,000
Leap Wireless Intl Inc.       COM      521863308     1,955      100,000    SH           OTHER        01   1,955,000
Limelight Networks, Inc.      COM      53261M104     1,125      277,147    SH           OTHER        01   1,125,000
Liveperson Inc.               COM      538146101     7,981    1,583,599    SH           OTHER        01   7,981,000
Mdc Partners Inc.         COM CLASS A  552697104     1,350      181,500    SH           OTHER        01   1,350,000
Magma Design                  COM      559181102     2,430    1,162,644    SH           OTHER        01   2,430,000
  Automation Inc.
Mattson Technology Inc.       COM      577223100     2,986    1,058,900    SH           OTHER        01   2,986,000
Motorola Inc.             COM CLASS A  620076109     4,725      550,000    SH           OTHER        01   4,725,000
Move Inc.                     COM      62458M108     1,350      500,000    SH           OTHER        01   1,350,000
New Oriental Education &   SPONSORED   647581107       805       10,000    SH           OTHER        01     805,000
  Technology Group, Inc.    ADR COM
New York Times Co.        COM CLASS A  650111107     1,157      142,500    SH           OTHER        01   1,157,000
Nutrisystem, Inc.             COM      67069D108     4,578      300,000    SH           OTHER        01   4,578,000
Power-One Inc.                COM      739308104     1,950    1,000,000    SH           OTHER        01   1,950,000
S1 Corporation                COM      78463B101     7,713    1,248,000    SH           OTHER        01   7,713,000
Scientific Games          COM CLASS A  80874P109     6,948      438,940    SH           OTHER        01   6,948,000
  Corporation
Silicon Graphics
International Corp.           COM      82706L108     2,650      395,000    SH           OTHER        01   2,650,000
Skillsoft PLC              SPONSORED   830928107     4,080      424,953    SH           OTHER        01   4,080,000
                            ADR COM
Sotheby's                 COM CLASS A  835898107     2,585      150,000    SH           OTHER        01   2,585,000
Texas Instruments Inc.        COM      882508104     4,146      175,000    SH           OTHER        01   4,146,000
3Com Corp.                    COM      885535104     1,569      300,000    SH           OTHER        01   1,569,000
Tradestation Group Inc.       COM      89267P105       227       27,900    SH           OTHER        01     227,000
Valueclick Inc.               COM      92046N102     5,606      425,000    SH           OTHER        01   5,606,000
Verisign Inc.                 COM      92343E102     8,884      375,000    SH           OTHER        01   8,884,000
Yahoo! Inc.                   COM      984332106     5,343      300,000    SH           OTHER        01   5,343,000
Youbet.com Inc.               COM      987413101       462      220,000    SH           OTHER        01     462,000
Opentv Corp.              COM CLASS A  G67543101     1,380    1,000,000    SH           OTHER        01   1,380,000
Elbit Systems Ltd.            COM      M3760D101       409        6,000    SH           OTHER        01     409,000
Voltaire Ltd.                 COM      M97613109     2,260      487,105    SH           OTHER        01   2,260,000

GRAND TOTAL                                        132,551   19,587,883